Available-for-sale equity securities - Schedule (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Schedule of Available-for-sale Securities
Total listed equity securities, at market	$ 25,238	¥ 162,734	¥ 122,416
Life Corporation Limited - listed on Australian Securities Exchange
Schedule of Available-for-sale Securities
Total listed equity securities, at market	249	1,607	4,205
Cordlife Group Limited - listed on Singapore Exchange
Schedule of Available-for-sale Securities
Total listed equity securities, at market	$ 24,989	¥ 161,127	¥ 118,211